Putnam Investments
One Post Office Square
Boston, MA 02109
June 17, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Re:	Putnam Funds Trust (Reg. No. (333-515) (811-07513)), on behalf of Putnam Capital
Spectrum Fund and Putnam Equity Spectrum Fund
Post Effective Amendment No. 107 to Registration Statement on Form N-1A

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff of the Commission. The Amendment is marked to show changes from the Prospectus and Statement of Additional Information dated May 6, 2009, filed with the Commission on May 18, 2009. The Amendment is expected to become effective on August 30, 2010.

The Summary Section of the prospectus has been revised to comply with the amendments to form N-1A that took effect on March 31, 2009. The prospectus and statement of additional information also reflect other changes that Putnam plans to incorporate in the prospectuses and SAIs of Putnam funds as they are updated.

Any comments or questions on this filing may be directed to Karen R. Kay at 1-800-225-2465, Ext. 11105, or to the undersigned at 1-800-225-2465, Ext. 17705.

Very truly yours,

Jay Scott-Harris
Senior Legal Product Specialist

cc:	Philip Romohr, Esq.
Ropes & Gray LLP